Submission	Aug. 14, 2026
Submission [Line Items]
Central Index Key	0000033934
Registrant Name	CORNERSTONE TOTAL RETURN FUND INC
Registration File Number	811-02363
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A